BUSINESS COMBINATION (Tables) - InkFrog, Inc. [Member]	12 Months Ended
Dec. 31, 2020
Schedule of Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of the assets acquired and liabilities assumed from Inkfrog:

(in thousands)

Trade receivables	$226
Prepaid expenses and other current assets	361
Intangible assets	2,016
Goodwill	4,936

Total Assets	$7,539

Current liabilities	461
Deferred tax liability	452

913

Total Liabilities	$913

Total purchase price allocation, net of cash acquired	$6,626

Schedule of Identifiable Assets as of Date of Acquisition

The following table provides details regarding the identifiable assets acquired as of the date of the acquisition:

	Fair value	Weighted Average Useful Life
	(in thousands)	(in years)

Technology	1,338	8
Customer relations	387	7
Distribution agreement	291	1.5

Total purchased intangible assets	$2,016